Not FDIC Insured May Lose Value No Bank Guarantee
MUN-Q1PH
See Notes to Schedule of Investments.

Schedule of Investments
(unaudited)
Franklin California High Yield Municipal Fund 2
Notes to Schedule of Investments 21

Franklin Municipal Securities Trust
Schedule of Investments (unaudited), May 31, 2022
Franklin California High Yield Municipal Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 1.8%
Commercial Services & Supplies 0.3%
a
CalPlant I LLC ,
21A, Senior Secured Note, 144A, 9.5%, 10/12/22 .......................... $ 1,370,000 $ 1,372,029
21B, Senior Secured Note, 144A, 9.5%, 10/12/22 .......................... 5,220,000 5,227,019
b
22A, Senior Secured Note, 144A, 9.5%, 10/12/22 .......................... 2,875,000 2,879,258
9,478,306
Diversified Consumer Services 1.5%
Grand Canyon University , 5.125% , 10/01/28 ...............................
45,000,000 43,425,000
Total Corporate Bonds (Cost $54,465,000) ......................................
52,903,306
Municipal Bonds 94.7%
California 86.9%
Alameda Community Facilities District , City of Alameda Community Facilities District
No. 13-1 , Special Tax , 2016 , 5% , 9/01/46 ................................ 1,400,000 1,457,776
Artesia Redevelopment Agency Successor Agency ,
Tax Allocation, 2007, 5.5%, 6/01/42 .................................... 6,355,000 6,364,544
Tax Allocation, 2007, 5.7%, 6/01/42 .................................... 2,630,000 2,634,366
Tax Allocation, 2009, 7.7%, 6/01/46 .................................... 3,035,000 3,045,265
Baldwin Park Unified School District , GO , 2013 , Pre-Refunded , BAM Insured , Zero
Cpn., 8/01/42 ..................................................... 10,000,000 2,717,147
California Community College Financing Authority ,
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5.25%, 5/01/48 .......... 225,000 227,954
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5.25%, 5/01/53 .......... 6,785,000 6,856,774
a
California Community Housing Agency ,
Annadel Apartments, Revenue, 144A, 2019 A, 5%, 4/01/49 .................. 27,050,000 26,194,081
Serenity at Larkspur Apartments, Revenue, 144A, 2020 A, 5%, 2/01/50 ......... 14,525,000 14,331,106
c
Twin Creek Apartments, Revenue, Junior Lien, 144A, 2022 B, 5.5%, 2/01/40 ..... 4,475,000 4,332,374
Verdant at Green Valley Apartments, Revenue, 144A, 2019 A, 5%, 8/01/49 ....... 23,000,000 22,795,868
California County Tobacco Securitization Agency ,
Revenue, 2020 B-1, Refunding, 1.75%, 6/01/30 ........................... 150,000 150,000
Revenue, 2020 B-2, Refunding, Zero Cpn., 6/01/55 ........................ 125,010,000 22,535,365
Gold Country Settlement Funding Corp., Revenue, 2020 B-2, Refunding, Zero Cpn.,
6/01/55 ........................................................ 13,420,000 3,130,646
Merced County Tobacco Funding Corp., Revenue, 2020 B, Refunding, 5%, 6/01/50 3,000,000 3,141,629
Sonoma County Securitization Corp., Revenue, 2020 B-2, Refunding, Zero Cpn.,
6/01/55 ........................................................ 10,000,000 2,332,821
California Educational Facilities Authority ,
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/37 ....... 1,265,000 1,365,432
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/38 ....... 1,125,000 1,211,952
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/44 ....... 1,610,000 1,719,643
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/48 ....... 9,000,000 9,576,251
Chapman University, Revenue, 2015, 5%, 4/01/40 ......................... 5,000,000 5,316,537
Leland Stanford Junior University (The), Revenue, V-1, 5%, 5/01/49 ............ 10,000,000 12,935,517
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/42 ............. 8,500,000 9,211,650
University of the Pacific, Revenue, 2015, Refunding, 5%, 11/01/36 ............. 3,000,000 3,243,470
a
California Enterprise Development Authority ,
Rocklin Academy Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 6/01/36 250,000 237,621
Rocklin Academy Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 6/01/51 630,000 544,462
Rocklin Academy Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 6/01/61 845,000 701,880
California Health Facilities Financing Authority ,
Adventist Health System/West Obligated Group, Revenue, 2016 A, Refunding, 4%,
3/01/39 ........................................................ 8,190,000 8,238,306
California-Nevada Methodist Homes, Revenue, 2015, Refunding, California Mortgage
Insured, 5%, 7/01/45 .............................................. 4,500,000 4,728,313
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 4%,
8/15/49 ........................................................ 3,375,000 3,315,321

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Health Facilities Financing Authority, (continued)
El Camino Hospital, Revenue, 2017, 4%, 2/01/42 .......................... $ 6,500,000 $ 6,563,530
El Camino Hospital, Revenue, 2017, 5%, 2/01/42 .......................... 5,000,000 5,371,469
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2014 A, 5%, 8/15/43 .............................................. 7,160,000 7,447,029
Sutter Health Obligated Group, Revenue, 2016 B, 5%, 11/15/46 ............... 15,940,000 16,863,229
Sutter Health Obligated Group, Revenue, 2016 B, Pre-Refunded, 5%, 11/15/46 ... 10,985,000 12,310,407
California Housing Finance Agency ,
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... 53,882 53,927
Revenue, 2021-1, A, 3.5%, 11/20/35 ................................... 4,915,763 4,714,923
a
Redwood Gardens Renewal LP, Revenue, 144A, 2021 N-S, 4%, 3/01/37 ........ 3,165,000 2,666,627
a,d
Shermanair Apartments Owner LP, Revenue, 144A, 2021 Q-S, Mandatory Put, 4.5%,
9/01/36 ........................................................ 4,000,000 4,047,433
a
California Infrastructure & Economic Development Bank ,
Goodwill Industries of Sacramento Valley & Northern Nevada, Inc., Revenue, 144A,
2016 A, 5%, 1/01/47 .............................................. 10,360,000 8,261,773
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 5%, 1/01/56 ............... 1,600,000 1,546,905
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 5%, 1/01/55 ................. 2,300,000 2,228,049
California Municipal Finance Authority ,
a
Revenue, 144A, 2021 B, Refunding, 4%, 10/01/37 ......................... 8,150,000 6,716,687
Revenue, 2022 A-1, 4.25%, 12/01/37 ................................... 16,700,000 15,009,532
Special Tax, 2020 B, 4%, 9/01/43 ...................................... 1,140,000 1,104,826
Special Tax, 2020 B, 4%, 9/01/50 ...................................... 1,600,000 1,509,025
Special Tax, 2021 A, 4%, 9/01/36 ...................................... 535,000 534,786
Special Tax, 2021 A, 4%, 9/01/41 ...................................... 660,000 642,557
Special Tax, 2021 A, 4%, 9/01/46 ...................................... 1,095,000 1,039,326
Special Tax, 2021 A, 4%, 9/01/51 ...................................... 1,505,000 1,414,936
Special Tax, 2021 B, 4%, 9/01/41 ...................................... 900,000 876,214
Special Tax, 2021 B, 4%, 9/01/46 ...................................... 830,000 787,800
Special Tax, 2021 B, 4%, 9/01/51 ...................................... 750,000 705,118
Special Tax, 2021 C, 4%, 9/01/46 ...................................... 1,300,000 1,222,744
Special Tax, 2021 C, 4%, 9/01/51 ...................................... 1,800,000 1,669,831
1717 University Associates LLC, Revenue, 2020 A-S, 5%, 9/01/57 ............. 1,175,000 955,455
ACI Royal York, Inc., Revenue, 2020 A, 4%, 2/15/55 ........................ 2,375,000 1,888,309
American Heritage/Escondido/Heritage K-8 Charter School Obligated Group,
Revenue, 2016 A, Refunding, 5%, 6/01/36 ............................. 3,000,000 3,128,001
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/36 ............... 1,100,000 1,189,842
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/39 ............... 1,000,000 1,075,938
Bowles Hall Foundation, Revenue, 2015 A, 5%, 6/01/35 ..................... 600,000 613,725
Bowles Hall Foundation, Revenue, 2015 A, 5%, 6/01/50 ..................... 3,250,000 3,295,996
a
California Baptist University, Revenue, 144A, 2015 A, 5.375%, 11/01/40 ......... 5,000,000 5,292,440
a
California Baptist University, Revenue, 144A, 2015 A, 5.5%, 11/01/45 ........... 10,000,000 10,578,543
a
California Baptist University, Revenue, 144A, 2016 A, 5%, 11/01/36 ............ 2,500,000 2,636,364
a
Capital Christian Center, Revenue, 144A, 2021 A, 5%, 10/01/51 ............... 8,425,000 7,722,941
Caritas Affordable Housing, Inc., Revenue, Senior Lien, 2014 A, 5%, 8/15/30 ..... 1,000,000 1,029,308
Caritas Affordable Housing, Inc., Revenue, Senior Lien, 2014 A, 5.25%, 8/15/39 ... 1,200,000 1,236,156
Caritas Affordable Housing, Inc., Revenue, Senior Lien, 2014 A, 5.25%, 8/15/49 ... 3,500,000 3,588,314
CHF-Davis I LLC, Revenue, 2018, 5%, 5/15/51 ........................... 5,000,000 5,138,551
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 3%, 5/15/51 ................ 5,550,000 4,214,523
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 3%, 5/15/54 ................ 9,085,000 6,741,386
CHF-Riverside I LLC, Revenue, 2018, 5%, 5/15/43 ......................... 1,500,000 1,553,458
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/49 ........................ 9,575,000 9,887,317
a
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/39 . 1,120,000 1,156,906
a
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/49 . 4,290,000 4,356,898
a
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/54 . 1,875,000 1,897,808
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 3%,
12/01/23 ....................................................... 100,000 99,850

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 4%,
12/01/26 ....................................................... $ 200,000 $ 203,798
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/27 ....................................................... 100,000 106,778
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/29 ....................................................... 50,000 53,927
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/31 ....................................................... 130,000 140,244
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/36 ....................................................... 350,000 376,096
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/46 ....................................................... 1,000,000 1,058,085
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/54 ....................................................... 1,000,000 1,052,530
Community Hospitals of Central California Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 2/01/40 ............................................ 5,000,000 5,390,749
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 4%, 2/01/42 ............................................ 10,000,000 10,076,436
Congregational Home Obligated Group (The), Revenue, 2019, Refunding, 5%,
11/15/39 ....................................................... 2,670,000 2,793,243
Congregational Home Obligated Group (The), Revenue, 2019, Refunding, 5%,
11/15/49 ....................................................... 480,000 497,195
a
Creative Center of Los Altos (The), Revenue, 144A, 2016 B, 4%, 11/01/36 ....... 1,395,000 1,259,537
a
Creative Center of Los Altos (The), Revenue, 144A, 2016 B, 4.5%, 11/01/46 ...... 1,600,000 1,423,761
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/32 ............. 3,020,000 3,275,406
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/39 ............. 6,525,000 7,030,134
Developmental Services Support Foundation, Revenue, 2019 A, Refunding, 5%,
5/01/49 ........................................................ 3,895,000 4,221,489
Eisenhower Medical Center, Revenue, 2017 A, Refunding, 5%, 7/01/37 ......... 2,625,000 2,750,940
HumanGood California Obligated Group, Revenue, 2019 A, Refunding, 5%, 10/01/44 5,500,000 5,694,954
HumanGood California Obligated Group, Revenue, 2021, 3%, 10/01/49 ......... 5,000,000 4,052,279
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/37 ... 9,965,000 10,675,963
a
King/Chavez Facilities LLC, Revenue, 144A, 2016 A, Refunding, 5%, 5/01/36 ..... 2,275,000 2,342,459
a
King/Chavez Facilities LLC, Revenue, 144A, 2016 A, Refunding, 5%, 5/01/46 ..... 2,775,000 2,825,173
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/43 20,665,000 21,598,254
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 4%, 12/31/47 6,085,000 5,763,301
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/47 15,500,000 16,121,304
Literacy First Charter School Issuer LLC, Revenue, 2019 A, 5%, 12/01/39 ....... 1,145,000 1,214,109
Literacy First Charter School Issuer LLC, Revenue, 2019 A, 5%, 12/01/49 ....... 2,775,000 2,904,114
Northbay Healthcare Group Obligated Group, Revenue, 2015, 5%, 11/01/35 ...... 1,100,000 1,134,788
Northbay Healthcare Group Obligated Group, Revenue, 2015, 5%, 11/01/44 ...... 1,050,000 1,070,819
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/47 .. 3,000,000 3,126,311
a
P3 Claremont Holdings LLC, Revenue, 144A, 2020 A, 5%, 7/01/30 ............. 520,000 541,823
a
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016 A, 5%, 7/01/31 .. 1,000,000 1,024,404
a
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016 A, 5%, 7/01/36 .. 2,750,000 2,802,689
a
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016 A, 5%, 7/01/41 .. 1,750,000 1,776,358
a
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018 A, 3.875%, 7/01/28 1,210,000 1,189,056
a
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018 A, 5%, 7/01/38 .. 1,100,000 1,127,170
a
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018 A, 5%, 7/01/49 .. 3,600,000 3,639,330
ROP WMCC LLC, Revenue, 2013 A, Pre-Refunded, 5.625%, 11/15/33 .......... 1,000,000 1,054,662
ROP WMCC LLC, Revenue, 2013 A, Pre-Refunded, 6%, 11/15/48 ............. 4,000,000 4,238,870
a
Santa Rosa Academy LLC, Revenue, 144A, 2015, 5.125%, 7/01/35 ............ 450,000 462,157
a
Santa Rosa Academy LLC, Revenue, 144A, 2015, 5.375%, 7/01/45 ............ 1,400,000 1,438,870
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.5%, 12/01/33 ..................................... 3,115,000 3,220,028
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.75%, 12/01/43 .................................... 7,000,000 7,230,796

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
a
STREAM Charter School, Revenue, 144A, 2020 A, 5%, 6/15/41 ............... $ 925,000 $ 909,374
a
STREAM Charter School, Revenue, 144A, 2020 A, 5%, 6/15/51 ............... 1,385,000 1,315,877
a
STREAM Charter School, Revenue, 144A, 2020 B, 6.4%, 6/15/32 ............. 865,000 830,906
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/43 ............. 5,000,000 5,364,580
a
California Pollution Control Financing Authority ,
e
CalPlant I LLC, Revenue, 144A, 2017, 7%, 7/01/22 ........................ 3,500,000 2,100,000
e
CalPlant I LLC, Revenue, 144A, 2017, 7.5%, 7/01/32 ....................... 13,000,000 7,800,000
e
CalPlant I LLC, Revenue, 144A, 2017, 8%, 7/01/39 ........................ 11,500,000 6,900,000
CalPlant I LLC, Revenue, 144A, 2020, 7.5%, 7/01/32 ....................... 4,500,000 3,825,000
Poseidon Resources Channelside LP, Revenue, 144A, 2012, 5%, 11/21/45 ...... 19,965,000 20,041,296
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 6.75%, 12/01/28 .......... 1,425,000 1,131,569
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 7.5%, 12/01/40 ........... 5,425,000 3,676,244
California Public Finance Authority ,
a
Crossroads Christian Schools Obligated Group, Revenue, 144A, 2020, 5%, 1/01/56 4,015,000 3,635,160
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2017, Refunding, 5%,
10/15/37 ....................................................... 1,100,000 1,159,529
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2017, Refunding, 5%,
10/15/47 ....................................................... 5,000,000 5,159,092
a
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017 A,
Refunding, 5%, 7/01/27 ............................................ 1,475,000 1,284,723
a
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017 A,
Refunding, 5%, 7/01/32 ............................................ 4,030,000 3,375,853
a
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017 A,
Refunding, 5%, 7/01/37 ............................................ 5,370,000 4,384,214
a
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017 A,
Refunding, 5%, 7/01/47 ............................................ 16,110,000 12,725,867
a
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/36 ....................................................... 1,000,000 1,026,502
a
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/51 ....................................................... 1,000,000 998,442
a
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/56 ....................................................... 1,000,000 990,235
a
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 B-1, Refunding, 3.125%,
5/15/29 ........................................................ 2,510,000 2,364,667
California School Finance Authority ,
Alliance for College Ready Public Schools Obligated Group, Revenue, 2016 C, 5%,
7/01/46 ........................................................ 10,000,000 10,368,760
a
Alternative Schools, Inc., Revenue, 144A, 2021 A, Refunding, 4%, 6/01/41 ....... 500,000 441,369
a
Alternative Schools, Inc., Revenue, 144A, 2021 A, Refunding, 4%, 6/01/51 ....... 2,835,000 2,346,847
a
Alternative Schools, Inc., Revenue, 144A, 2021 A, Refunding, 4%, 6/01/61 ....... 3,675,000 2,915,959
a
Aspire Public Schools Obligated Group, Revenue, 144A, 2015, Refunding, 5%,
8/01/35 ........................................................ 1,000,000 1,039,672
a
Aspire Public Schools Obligated Group, Revenue, 144A, 2015, Refunding, 5%,
8/01/45 ........................................................ 1,100,000 1,135,570
a
Aspire Public Schools Obligated Group, Revenue, 144A, 2016, 5%, 8/01/41 ...... 2,010,000 2,081,988
a
Aspire Public Schools Obligated Group, Revenue, 144A, 2016, Pre-Refunded, 5%,
8/01/41 ........................................................ 190,000 206,959
a
Classical Academy Obligated Group, Revenue, 144A, 2017 A, Refunding, 5%,
10/01/37 ....................................................... 1,485,000 1,527,704
a
Classical Academy Obligated Group, Revenue, 144A, 2017 A, Refunding, 5%,
10/01/44 ....................................................... 5,610,000 5,723,444
a
Classical Academy Obligated Group, Revenue, 144A, 2020 A, 5%, 10/01/40 ..... 500,000 514,704
a
Classical Academy Obligated Group, Revenue, 144A, 2020 A, 5%, 10/01/50 ..... 3,570,000 3,643,244
a
Ednovate Obligated Group, Revenue, 144A, 2018, 5%, 6/01/48 ............... 1,000,000 1,023,950
a
Ednovate Obligated Group, Revenue, 144A, 2018, 5%, 6/01/56 ............... 1,710,000 1,744,815
a
Fenton Charter Public Schools, Revenue, 144A, 2020 A, 5%, 7/01/40 ........... 225,000 231,388

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California School Finance Authority, (continued)
a
Fenton Charter Public Schools, Revenue, 144A, 2020 A, 5%, 7/01/50 ........... $ 1,275,000 $ 1,298,981
a
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2019, 5%,
7/01/43 ........................................................ 2,000,000 2,054,001
a
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2019, 5%,
7/01/49 ........................................................ 5,750,000 5,892,860
a
Green Dot Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 8/01/35 . 2,525,000 2,615,588
a
Green Dot Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 8/01/45 . 3,500,000 3,596,073
a
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/38 . 1,000,000 1,052,263
a
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/48 . 1,750,000 1,816,979
a
iLEAD Lancaster, Revenue, 144A, 2021 A, 4%, 6/01/31 ..................... 250,000 243,179
a
iLEAD Lancaster, Revenue, 144A, 2021 A, 5%, 6/01/41 ..................... 435,000 442,964
a
iLEAD Lancaster, Revenue, 144A, 2021 A, 5%, 6/01/51 ..................... 600,000 604,931
a
iLEAD Lancaster, Revenue, 144A, 2021 A, 5%, 6/01/61 ..................... 1,320,000 1,315,499
a,c
John Adams Academies Obligated Group, Revenue, 144A, 2022 A, 4.5%, 7/01/32 . 625,000 628,998
a,c
John Adams Academies Obligated Group, Revenue, 144A, 2022 A, 5%, 7/01/42 ... 2,140,000 2,170,232
a,c
John Adams Academies Obligated Group, Revenue, 144A, 2022 A, 5%, 7/01/52 ... 3,175,000 3,189,849
a,c
John Adams Academies Obligated Group, Revenue, 144A, 2022 A, 5.125%, 7/01/62 8,125,000 8,134,370
a
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 7/01/35 1,200,000 1,244,184
a
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 7/01/45 1,675,000 1,724,330
a
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2017 A, 5%, 7/01/47 1,500,000 1,563,773
a
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2019 A, 5%, 7/01/39 1,000,000 1,069,893
a
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2019 A, 5%, 7/01/54 3,300,000 3,462,542
a
Larchmont Schools, Revenue, 144A, 2018 A, 5%, 6/01/55 ................... 2,050,000 2,099,098
a
Lifeline Education Charter School, Inc., Revenue, 144A, 2020 A, 3%, 7/01/30 ..... 365,000 332,656
a
Lifeline Education Charter School, Inc., Revenue, 144A, 2020 A, 5%, 7/01/45 ..... 825,000 838,363
a
Lifeline Education Charter School, Inc., Revenue, 144A, 2020 A, 5%, 7/01/55 ..... 1,235,000 1,245,252
NCCD-Santa Rosa Properties LLC, Revenue, 2021 A, 4%, 11/01/31 ............ 1,000,000 977,702
NCCD-Santa Rosa Properties LLC, Revenue, 2021 A, 4%, 11/01/36 ............ 1,670,000 1,577,004
NCCD-Santa Rosa Properties LLC, Revenue, 2021 A, 4%, 11/01/51 ............ 16,730,000 14,602,976
NCCD-Santa Rosa Properties LLC, Revenue, 2021 A, 4%, 11/01/55 ............ 1,400,000 1,197,905
a
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/30 ........ 1,750,000 1,798,619
a
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/37 ........ 2,000,000 2,018,663
a
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/47 ........ 1,975,000 1,972,115
a
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/52 ........ 1,340,000 1,327,588
a
Rocketship Education Obligated Group, Revenue, 144A, 2017 A, 5%, 6/01/34 .... 750,000 779,699
a
Rocketship Education Obligated Group, Revenue, 144A, 2017 A, 5.125%, 6/01/47 . 845,000 868,166
a
Rocketship Education Obligated Group, Revenue, 144A, 2017 A, 5.25%, 6/01/52 .. 980,000 1,009,505
a
Rocketship Education Obligated Group, Revenue, 144A, 2017 G, 5%, 6/01/30 .... 315,000 333,527
a
Rocketship Education Obligated Group, Revenue, 144A, 2017 G, 5%, 6/01/37 .... 360,000 375,497
a
Rocketship Education Obligated Group, Revenue, 144A, 2017 G, 5%, 6/01/47 .... 1,720,000 1,768,173
a
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/31 ........................................................ 260,000 257,828
a
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/41 ........................................................ 600,000 548,245
a
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/51 ........................................................ 800,000 693,265
a
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/61 ........................................................ 1,300,000 1,079,238
a
Summit Public Schools Obligated Group, Revenue, 144A, 2017, 5%, 6/01/47 ..... 1,500,000 1,545,801
California State University , Revenue , 2015 A , Refunding , 5% , 11/01/47 ...........
14,980,000 16,003,088
California Statewide Communities Development Authority ,
Revenue, 2015, Refunding, 5%, 9/02/40 ................................. 2,230,000 2,315,765
Special Assessment, 2016 A, 5%, 9/02/36 ............................... 1,035,000 1,091,434
Special Assessment, 2016 A, 5%, 9/02/45 ............................... 2,250,000 2,348,199
Special Assessment, 2017 A, 4%, 9/02/27 ............................... 1,545,000 1,574,628
Special Assessment, 2017 A, 5%, 9/02/37 ............................... 1,975,000 2,098,530

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Special Assessment, 2017 A, 5%, 9/02/46 ............................... $ 2,460,000 $ 2,579,965
Special Assessment, 2017 B, 5%, 9/02/37 ............................... 3,260,000 3,479,947
Special Assessment, 2017 B, 5%, 9/02/47 ............................... 2,520,000 2,653,461
Special Assessment, 2017 C, 5%, 9/02/37 ............................... 4,605,000 4,886,254
Special Assessment, 2018 A, 5%, 9/02/38 ............................... 2,150,000 2,316,648
Special Assessment, 2018 A, 5%, 9/02/47 ............................... 3,745,000 3,976,831
Special Assessment, 2018 B, 5%, 9/02/38 ............................... 2,760,000 2,973,930
Special Assessment, 2018 B, 5%, 9/02/43 ............................... 4,690,000 4,994,579
Special Assessment, 2018 B, 5%, 9/02/48 ............................... 4,605,000 4,873,926
Special Assessment, 2018 C, 5%, 9/02/38 ............................... 6,000,000 6,437,287
Special Assessment, 2018 C, 5%, 9/02/48 ............................... 6,605,000 6,968,253
Special Assessment, 2019 A, 5%, 9/02/39 ............................... 1,600,000 1,726,035
Special Assessment, 2019 A, 5%, 9/02/44 ............................... 940,000 1,003,048
Special Assessment, 2019 A, 5%, 9/02/48 ............................... 945,000 1,003,555
Special Assessment, 2019 B, 5%, 9/02/39 ............................... 1,060,000 1,137,930
Special Assessment, 2019 C, 5%, 9/02/39 ............................... 850,000 918,638
Special Assessment, 2020 A, 5%, 9/02/40 ............................... 1,250,000 1,343,341
Special Assessment, 2020 A, 4%, 9/02/50 ............................... 900,000 846,036
Special Assessment, 2020 A, 5%, 9/02/50 ............................... 1,000,000 1,055,850
Special Assessment, 2020 B, 4%, 9/02/40 ............................... 565,000 551,333
Special Assessment, 2020 B, 4%, 9/02/50 ............................... 695,000 653,328
Special Assessment, 2021 A, 4%, 9/02/41 ............................... 1,000,000 965,873
Special Assessment, 2021 A, 4%, 9/02/51 ............................... 3,295,000 3,014,588
Special Assessment, 2021 B, 4%, 9/02/41 ............................... 3,285,000 3,168,705
Special Assessment, 2021 B, 4%, 9/02/51 ............................... 5,150,000 4,785,518
Special Assessment, 2021 C-1, 4%, 9/02/41 .............................. 2,500,000 2,414,683
Special Assessment, 2021 C-1, 4%, 9/02/51 .............................. 3,700,000 3,409,664
Special Assessment, 2021 C-2, 5%, 9/02/41 .............................. 3,375,000 2,881,940
Special Assessment, 2021 C-2, 5.5%, 9/02/51 ............................ 3,575,000 2,838,577
Aldersly Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/15/32 ........... 750,000 761,279
Aldersly Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/15/40 ........... 1,010,000 1,018,239
Assessment District No. 14-01, Special Assessment, 2015, 5%, 9/02/35 ......... 2,000,000 2,089,052
Assessment District No. 14-01, Special Assessment, 2015, 5%, 9/02/45 ......... 3,810,000 3,944,223
California Baptist University, Revenue, 2014 A, 5.125%, 11/01/23 .............. 210,000 214,923
California Baptist University, Revenue, 2014 A, 6.125%, 11/01/33 .............. 1,565,000 1,627,957
California Baptist University, Revenue, 2014 A, 6.375%, 11/01/43 .............. 4,035,000 4,198,060
a
California Baptist University, Revenue, 144A, 2017 A, Refunding, 5%, 11/01/32 ... 1,135,000 1,214,802
a
California Baptist University, Revenue, 144A, 2017 A, Refunding, 5%, 11/01/41 ... 1,875,000 1,987,872
CHF-Irvine LLC, Revenue, 2016, Refunding, 5%, 5/15/40 .................... 1,500,000 1,570,507
CHF-Irvine LLC, Revenue, 2017, 5%, 5/15/42 ............................ 710,000 749,434
Collis P and Howard Huntington Memorial Hospital Obligated Group, Revenue, 2014
B, Pre-Refunded, 5%, 7/01/44 ....................................... 4,450,000 4,735,011
Collis P and Howard Huntington Memorial Hospital Obligated Group, Revenue, 2018,
4%, 7/01/48 .................................................... 6,000,000 6,014,062
Community Facilities District No. 2015-01, Special Tax, 2015-1, 4%, 9/01/50 ...... 1,725,000 1,621,574
Community Facilities District No. 2015-01, Special Tax, 2020, 4%, 9/01/40 ....... 700,000 683,943
Community Facilities District No. 2015-01, Special Tax, 2020, 4%, 9/01/50 ....... 1,335,000 1,257,023
Community Facilities District No. 2015-01 Improvement Area No. 1, Special Tax,
2016 A, Refunding, 5%, 9/01/36 ..................................... 1,000,000 1,043,323
Community Facilities District No. 2015-01 Improvement Area No. 1, Special Tax,
2016 A, Refunding, 5%, 9/01/45 ..................................... 1,500,000 1,553,265
Community Facilities District No. 2015-01 Improvement Area No. 1, Special Tax,
2017, 5%, 9/01/37 ................................................ 1,225,000 1,309,423
Community Facilities District No. 2015-01 Improvement Area No. 1, Special Tax,
2017, 5%, 9/01/47 ................................................ 2,000,000 2,107,813
Community Facilities District No. 2016-02, Special Tax, 2016 A, 5%, 9/01/46 ...... 10,945,000 11,428,504

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/39 ....... $ 1,230,000 $ 1,331,727
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/49 ....... 3,000,000 3,195,056
Community Facilities District No. 2016-02, Special Tax, 2020, 4%, 9/01/40 ....... 3,845,000 3,756,799
Community Facilities District No. 2016-02, Special Tax, 2020, 4%, 9/01/50 ....... 3,845,000 3,626,377
Community Facilities District No. 2016-02, Special Tax, 2022, 5.5%, 9/01/52 ...... 7,500,000 7,786,991
Community Facilities District No. 2018-01, Special Tax, 2019, 5%, 9/01/39 ....... 1,735,000 1,867,888
Community Facilities District No. 2018-01, Special Tax, 2019, 5%, 9/01/48 ....... 2,000,000 2,122,439
Community Facilities District No. 2020-01, Special Tax, 2021, 4%, 9/01/41 ....... 560,000 543,040
Community Facilities District No. 2020-01, Special Tax, 2021, 4%, 9/01/51 ....... 700,000 655,912
Community Facilities District No. 2020-02, Special Tax, 2021, 4%, 9/01/41 ....... 730,000 707,891
Community Facilities District No. 2020-02, Special Tax, 2021, 4%, 9/01/51 ....... 1,350,000 1,262,860
Community Facilities District No. 2021-01, Special Tax, 2021, 4%, 9/01/51 ....... 2,000,000 1,864,668
Covenant Living Communities and Services Obligated Group, Revenue, 2013 C, Pre-
Refunded, 5.625%, 12/01/36 ........................................ 8,000,000 8,447,214
Enloe Medical Center, Revenue, 2015, Refunding, California Mortgage Insured, 5%,
8/15/38 ........................................................ 6,000,000 6,455,966
Eskaton Properties, Inc. Obligated Group, Revenue, 2012, 5.25%, 11/15/34 ...... 4,350,000 4,368,350
a
Lancer Educational Housing LLC, Revenue, 144A, 2016 A, Refunding, 5%, 6/01/46 12,735,000 13,078,010
a
Lancer Educational Housing LLC, Revenue, 144A, 2019 A, 5%, 6/01/34 ......... 375,000 395,583
a
Lancer Educational Housing LLC, Revenue, 144A, 2019 A, 5%, 6/01/39 ......... 950,000 995,078
a
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5%, 12/01/41 ................................................... 1,245,000 1,266,575
a
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5.25%, 12/01/56 ................................................. 52,005,000 52,966,578
Los Angeles Jewish Home for the Aging Obligated Group, Revenue, 2014 A, Pre-
Refunded, California Mortgage Insured, 5%, 8/01/44 ...................... 2,450,000 2,514,556
Marin General Hospital Obligated Group, Revenue, 2018 A, 4%, 8/01/45 ........ 1,500,000 1,485,442
Methodist Hospital of Southern California Obligated Group, Revenue, 2018,
Refunding, 5%, 1/01/48 ............................................ 5,000,000 5,271,806
a
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/39 ............. 4,325,000 4,173,533
a
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/49 ............. 8,000,000 7,402,258
a
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/52 ............. 2,635,000 2,419,259
Capistrano Unified School District , Community Facilities District No. 2005-1 , Special
Tax , 2013 , Pre-Refunded , 5.5% , 9/01/43 ................................ 4,955,000 5,186,852
Casitas Municipal Water District ,
Community Facilities District No. 2013-1 OJAI, Special Tax, 2017 B, BAM Insured,
5%, 9/01/42 .................................................... 8,000,000 8,735,141
Community Facilities District No. 2013-1 OJAI, Special Tax, 2017 B, BAM Insured,
5.25%, 9/01/47 .................................................. 5,000,000 5,485,125
Centinela Valley Union High School District ,
GO, 2012 B, Refunding, AGMC Insured, Zero Cpn., 8/01/45 .................. 42,000,000 10,736,199
GO, 2014 C, Pre-Refunded, 5%, 8/01/35 ................................ 4,195,000 4,468,709
Central School District ,
GO, A, Pre-Refunded, 5%, 8/01/44 ..................................... 7,375,000 8,056,975
GO, C, Pre-Refunded, 5%, 8/01/44 .................................... 3,615,000 3,949,283
Chino Community Facilities District , City of Chino Community Facilities District No.
2019-1 , Special Tax , 2019-1 , 4% , 9/01/40 ................................ 500,000 487,906
City & County of San Francisco ,
Community Facilities District No. 2016-1 Improvement Area No. 1, Special Tax, 2020,
4%, 9/01/42 .................................................... 775,000 745,916
Community Facilities District No. 2016-1 Improvement Area No. 1, Special Tax, 2020,
4%, 9/01/50 .................................................... 1,450,000 1,331,136
a
Community Facilities District No. 2016-1 Improvement Area No. 2, Special Tax, 144A,
2022 A, 4%, 9/01/42 .............................................. 2,250,000 2,159,665
a
Community Facilities District No. 2016-1 Improvement Area No. 2, Special Tax, 144A,
2022 A, 4%, 9/01/52 .............................................. 3,000,000 2,720,121

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Beaumont ,
Community Facilities District No. 2016-1, Special Tax, 2019, 5%, 9/01/44 ........ $ 300,000 $ 319,163
Community Facilities District No. 2016-1, Special Tax, 2019, 5%, 9/01/49 ........ 400,000 424,389
City of Calimesa , Community Facilities District No. 2018-1 , Special Tax , 2020 , 4% ,
9/01/45 ......................................................... 865,000 831,387
City of Chino ,
Community Facilities District No. 2003-3, Special Tax, 2015, 5%, 9/01/45 ........ 1,665,000 1,725,669
Community Facilities District No. 2016-2, Special Tax, 2017, 5%, 9/01/42 ........ 1,535,000 1,620,023
City of Chula Vista ,
Community Facilities District No. 06-I Improvement Area No. 1, Special Tax, 2018,
5%, 9/01/43 .................................................... 1,000,000 1,065,021
Community Facilities District No. 06-I Improvement Area No. 1, Special Tax, 2018,
5%, 9/01/48 .................................................... 1,185,000 1,257,724
City of Corona ,
Community Facilities District No. 2018-1 Improvement Area No. 1, Special Tax, 2018
A, 5%, 9/01/38 .................................................. 1,200,000 1,270,116
Community Facilities District No. 2018-1 Improvement Area No. 1, Special Tax, 2018
A, 5%, 9/01/48 .................................................. 1,000,000 1,052,325
City of Dana Point ,
Community Facilities District No. 2006-1, Special Tax, 2014, Pre-Refunded, 5%,
9/01/38 ........................................................ 1,000,000 1,040,017
Community Facilities District No. 2006-1, Special Tax, 2014, Pre-Refunded, 5%,
9/01/45 ........................................................ 2,500,000 2,600,041
City of Dixon ,
Community Facilities District No. 2013-1 Parklane, Special Tax, 2019, 5%, 9/01/44 . 2,645,000 2,840,559
Community Facilities District No. 2019-1 Homestead, Special Tax, 2020, 4%, 9/01/36 200,000 200,224
Community Facilities District No. 2019-1 Homestead, Special Tax, 2020, 4%, 9/01/40 400,000 393,333
Community Facilities District No. 2019-1 Homestead, Special Tax, 2020, 4%, 9/01/50 1,000,000 944,695
City of Dublin , Community Facilities District No. 2015-1 Improvement Area No. 2 ,
Special Tax , 2019 , 5% , 9/01/49 ....................................... 2,300,000 2,459,556
City of Fairfield ,
Community Facilities District No. 2016-1, Special Tax, 2019 A, 5%, 9/01/44 ...... 2,000,000 2,140,613
a
Community Facilities District No. 2019-1, Special Tax, 144A, 2020 A, 5%, 9/01/35 .. 1,000,000 1,091,189
a
Community Facilities District No. 2019-1, Special Tax, 144A, 2020 A, 5%, 9/01/50 .. 3,255,000 3,439,065
City of Fillmore ,
Community Facilities District No. 5, Special Tax, 2015, 5%, 9/01/40 ............ 1,500,000 1,552,867
Community Facilities District No. 5, Special Tax, 2015, 5%, 9/01/45 ............ 2,630,000 2,718,623
City of Fontana ,
Community Facilities District No. 80, Special Tax, 2017, 5%, 9/01/46 ........... 1,000,000 1,055,045
Community Facilities District No. 81, Special Tax, 2018, 4%, 9/01/43 ........... 1,000,000 967,781
City of Fullerton ,
Community Facilities District No. 2, Special Tax, 2014, 5%, 9/01/34 ............ 1,075,000 1,094,633
Community Facilities District No. 2, Special Tax, 2014, 5%, 9/01/44 ............ 2,450,000 2,486,629
City of Irvine ,
Community Facilities District No. 2013-3, Special Tax, 2014, 5%, 9/01/39 ........ 1,000,000 1,033,885
Community Facilities District No. 2013-3, Special Tax, 2014, 5%, 9/01/44 ........ 1,500,000 1,546,927
Community Facilities District No. 2013-3, Special Tax, 2014, 5%, 9/01/49 ........ 2,750,000 2,834,754
Community Facilities District No. 2013-3, Special Tax, 2018, 5%, 9/01/43 ........ 2,500,000 2,666,541
Community Facilities District No. 2013-3, Special Tax, 2018, 5%, 9/01/48 ........ 3,250,000 3,455,651
Community Facilities District No. 2013-3, Special Tax, 2018, AGMC Insured, 5%,
9/01/51 ........................................................ 1,250,000 1,364,695
City of La Verne , Copacabana Mobilehome Park , Revenue , 2014 , Refunding , 5% ,
6/15/49 ......................................................... 1,765,000 1,847,657
City of Lake Elsinore ,
Community Facilities District No. 2006-1 Summerly, Special Tax, 2020, 4%, 9/01/36 350,000 350,635
Community Facilities District No. 2006-1 Summerly, Special Tax, 2020, 4%, 9/01/40 385,000 377,615
Community Facilities District No. 2006-1 Summerly, Special Tax, 2020, 4%, 9/01/50 1,000,000 943,141

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Long Beach ,
Marina System, Revenue, 2015, 5%, 5/15/34 ............................. $ 1,300,000 $ 1,354,599
Marina System, Revenue, 2015, 5%, 5/15/40 ............................. 3,500,000 3,622,085
Marina System, Revenue, 2015, 5%, 5/15/45 ............................. 2,500,000 2,576,320
City of Los Angeles , Department of Airports , Revenue , 2019 D , 4% , 5/15/44 .......
5,525,000 5,563,393
City of Murrieta , Community Facilities District No. 2005-5 Golden City , Special Tax ,
2018 , 5% , 9/01/48 ................................................. 3,740,000 3,968,339
City of Ontario ,
Community Facilities District No. 28, Special Tax, 2017, 5%, 9/01/42 ........... 1,000,000 1,054,942
Community Facilities District No. 28, Special Tax, 2017, 5%, 9/01/47 ........... 500,000 526,069
Community Facilities District No. 31, Special Tax, 2017, 5%, 9/01/47 ........... 1,100,000 1,160,367
City of Oroville ,
Oroville Hospital, Revenue, 2019, 5.25%, 4/01/49 ......................... 4,000,000 4,143,960
Oroville Hospital, Revenue, 2019, 5.25%, 4/01/54 ......................... 3,500,000 3,583,038
City of Palm Desert ,
Community Facilities District No. 2021-1, Special Tax, 2021, Refunding, 3%, 9/01/31 320,000 285,718
Community Facilities District No. 2021-1, Special Tax, 2021, Refunding, 4%, 9/01/41 450,000 436,371
Community Facilities District No. 2021-1, Special Tax, 2021, Refunding, 4%, 9/01/51 665,000 620,002
City of Rancho Cordova ,
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2018-1, 5%,
9/01/44 ........................................................ 415,000 444,831
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/34 ........................................................ 175,000 175,030
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/35 ........................................................ 180,000 179,701
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/36 ........................................................ 185,000 184,329
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/37 ........................................................ 195,000 193,937
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/39 ........................................................ 210,000 207,458
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/40 ........................................................ 220,000 214,679
Sunridge North Douglas Community Facilities District No. 2005-1, Special Tax, 2015,
5%, 9/01/40 .................................................... 1,200,000 1,248,724
Sunridge North Douglas Community Facilities District No. 2005-1, Special Tax, 2015,
5%, 9/01/45 .................................................... 1,250,000 1,295,161
City of Roseville ,
Baseline at Sierra Vista Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/36 ........................................................ 725,000 720,040
Baseline at Sierra Vista Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/51 ........................................................ 1,660,000 1,545,095
Creekview Community Facilities District No. 1, Special Tax, 2020, 5%, 9/01/40 .... 630,000 680,803
Creekview Community Facilities District No. 1, Special Tax, 2020, 5%, 9/01/50 .... 1,745,000 1,857,455
a
Fiddyment Ranch Community Facilities District No. 5, Special Tax, 144A, 2017,
Refunding, 5%, 9/01/32 ............................................ 1,265,000 1,354,747
a
Fiddyment Ranch Community Facilities District No. 5, Special Tax, 144A, 2017,
Refunding, 5%, 9/01/47 ............................................ 6,500,000 6,844,080
HP Campus Oaks Community Facilities District No. 1, Special Tax, 2016, 5%,
9/01/36 ........................................................ 1,950,000 2,062,571
HP Campus Oaks Community Facilities District No. 1, Special Tax, 2016, 5.5%,
9/01/46 ........................................................ 6,415,000 6,822,894
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/40 ........................................................ 575,000 561,092
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/45 ........................................................ 450,000 428,681

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Roseville, (continued)
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/50 ........................................................ $ 1,000,000 $ 935,422
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/39 ........................................................ 440,000 473,596
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/44 ........................................................ 500,000 534,712
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/49 ........................................................ 575,000 612,386
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/37 ........................................................ 350,000 349,673
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/41 ........................................................ 400,000 388,399
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/51 ........................................................ 1,295,000 1,199,353
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/44 ........................................................ 3,230,000 3,455,564
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/45 ........................................................ 490,000 466,786
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/50 ........................................................ 650,000 608,024
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/29 .... 500,000 519,342
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/34 .... 1,100,000 1,134,667
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/39 .... 1,885,000 1,935,705
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/44 .... 1,650,000 1,690,487
Westbrook Community Facilities District No. 1, Special Tax, 2019, 5%, 9/01/49 .... 3,800,000 4,049,536
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/32 ........................................................ 1,120,000 1,172,601
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/33 ........................................................ 1,000,000 1,045,345
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/37 ........................................................ 1,250,000 1,302,417
City of Sacramento ,
Greenbriar Community Facilities District No. 2018-03, Special Tax, 2021, 4%, 9/01/41 1,000,000 969,714
Natomas Central Community Facilities District No. 2006-2, Special Tax, 2016, 5%,
9/01/46 ........................................................ 1,815,000 1,895,179
a
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 144A,
2017, 5%, 9/01/32 ................................................ 300,000 318,379
a
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 144A,
2017, 5%, 9/01/37 ................................................ 710,000 751,566
a
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 144A,
2017, 5%, 9/01/47 ................................................ 1,900,000 1,997,792
North Natomas Community Facilities District No. 4, Special Tax, 2013 E, Refunding,
5.25%, 9/01/33 .................................................. 3,000,000 3,099,872
City of San Clemente ,
Community Facilities District No. 2006-1, Special Tax, 2015, 5%, 9/01/40 ........ 1,745,000 1,816,396
Community Facilities District No. 2006-1, Special Tax, 2015, 5%, 9/01/46 ........ 2,445,000 2,532,882
City of San Diego , Tobacco Settlement Revenue Funding Corp. , Revenue , 2018 C ,
Refunding , 4% , 6/01/32 ............................................. 705,000 713,253
City of San Francisco , 5.25% , 9/01/49 ....................................
14,000,000 11,137,966
City of San Luis Obispo , Community Facilities District No. 2019-1 , Special Tax , 2021 ,
4% , 9/01/41 ...................................................... 175,000 170,150
City of San Mateo ,
Community Facilities District No. 2008-1, Special Tax, 2012, 5.875%, 9/01/32 ..... 1,500,000 1,509,153
Community Facilities District No. 2008-1, Special Tax, 2012, 6%, 9/01/42 ........ 5,000,000 5,032,510
Community Facilities District No. 2008-1, Special Tax, 2014, 5.375%, 9/01/38 ..... 2,500,000 2,511,679
Community Facilities District No. 2008-1, Special Tax, 2014, 5.5%, 9/01/44 ....... 3,300,000 3,315,314

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Santa Paula ,
Harvest Community Facilities District No. 1, Special Tax, 2020, 5%, 9/01/35 ...... $ 600,000 $ 655,631
Harvest Community Facilities District No. 1, Special Tax, 2020, 5%, 9/01/40 ...... 1,000,000 1,084,229
Harvest Community Facilities District No. 1, Special Tax, 2020, 4%, 9/01/45 ...... 1,100,000 1,049,440
Harvest Community Facilities District No. 1, Special Tax, 2020, 4%, 9/01/50 ...... 1,375,000 1,292,559
City of Simi Valley , Assessment District No. 98-1 , 1915 Act, Special Assessment , 1999 ,
7.3% , 9/02/24 .................................................... 650,000 655,578
City of Vernon , Electric System , Revenue , 2020 A , Refunding , 5% , 8/01/35 ........
1,440,000 1,571,449
City of Woodland ,
Community Facilities District No. 2004-1, Special Tax, 2019, 5%, 9/01/44 ........ 1,475,000 1,568,747
Community Facilities District No. 2004-1, Special Tax, 2019, 5%, 9/01/48 ........ 1,640,000 1,740,127
City of Yucaipa ,
Community Facilities District No. 98-1, Special Tax, 2011, Refunding, 5%, 9/01/26 . 1,000,000 1,004,590
Community Facilities District No. 98-1, Special Tax, 2011, Refunding, 5.375%,
9/01/30 ........................................................ 1,800,000 1,808,723
Clovis Unified School District ,
GO, 2004 A, NATL Insured, ETM, Zero Cpn., 8/01/27 ....................... 1,205,000 1,061,482
GO, 2004 A, NATL Insured, Zero Cpn., 8/01/27 ........................... 6,295,000 5,472,242
GO, 2004 A, NATL Insured, Zero Cpn., 8/01/28 ........................... 3,000,000 2,517,258
a
CMFA Special Finance Agency ,
Revenue, Junior Lien, 144A, 2022 A-2, 4.5%, 8/01/51 ....................... 39,885,000 30,310,024
Solana at Grand, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 8/01/45 ........... 13,980,000 11,587,236
a
CMFA Special Finance Agency I , The Mix at CTR City , Revenue , 144A, 2021 A-T , 5% ,
4/01/41 ......................................................... 7,875,000 7,616,324
a
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 22,280,000 18,304,176
Coachella Valley Unified School District ,
GO, 2012 D, AGMC Insured, Zero Cpn., 8/01/42 .......................... 8,500,000 3,648,590
GO, 2012 D, AGMC Insured, Zero Cpn., 8/01/43 .......................... 3,000,000 1,226,567
Compton Community Redevelopment Agency ,
Successor Agency, Tax Allocation, Second Lien, 2010 B, 5.7%, 8/01/30 ......... 2,255,000 2,259,169
Successor Agency, Tax Allocation, Second Lien, 2010 B, 6%, 8/01/42 ........... 3,460,000 3,466,679
Corona-Norco Unified School District , Community Facilities District No. 05-1 , Special
Tax , 2016 , Refunding , 5% , 9/01/36 ..................................... 500,000 528,864
Cotati-Rohnert Park Unified School District , GO , A , Pre-Refunded , BAM Insured , 5% ,
8/01/45 ......................................................... 4,000,000 4,357,026
County of El Dorado ,
Community Facilities District No. 2014-1, Special Tax, 2018, 5%, 9/01/48 ........ 2,850,000 3,001,034
Community Facilities District No. 2018-1 Bass Lake Hills, Special Tax, 2021, 4%,
9/01/40 ........................................................ 475,000 469,484
County of Imperial , Community Facilities District No. 1998-1 , Special Tax , 1999 , LOC
BNP Paribas SA , 6.5% , 9/01/31 ....................................... 4,710,000 4,731,676
County of San Bernardino ,
Community Facilities District No. 2006-1, Special Tax, 2015, Refunding, 5%, 9/01/40 1,000,000 1,040,915
Community Facilities District No. 2006-1, Special Tax, 2015, Refunding, 5%, 9/01/45 1,000,000 1,036,438
County of Santa Cruz , Assessment District No. 21-01 , 1915 Act, Special Assessment ,
4% , 9/02/46 ...................................................... 525,000 500,579
a
CSCDA Community Improvement Authority ,
Crescent (The), Revenue, 144A, 2022 B, 5.5%, 7/01/59 ..................... 16,000,000 13,050,962
Park Crossing Apartments, Revenue, 144A, 2021 B, 4%, 12/01/48 ............. 10,000,000 7,861,931
Theo Apartments, Revenue, 144A, 2021 B, 4%, 5/01/57 ..................... 10,000,000 7,746,121
Wood Creek Apartments, Revenue, Sub. Lien, 144A, 2021 B, 4%, 12/01/59 ...... 32,800,000 21,385,196

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue , 2007
B , Refunding , 5.85% , 12/15/47 ........................................ $ 4,450,000 $ 4,455,328
Del Mar Race Track Authority , Revenue , 2015 , Refunding , 5% , 10/01/35 ..........
2,000,000 1,902,612
Duarte Redevelopment Agency , Tax Allocation , 1999 , ETM, Zero Cpn., 12/01/28 ....
14,560,000 10,579,171
Dublin Community Facilities District No. 2015-1 ,
Special Tax, 2017, 5%, 9/01/37 ....................................... 1,550,000 1,658,354
Special Tax, 2017, 5%, 9/01/47 ....................................... 4,500,000 4,746,956
Special Tax, 2019, 5%, 9/01/39 ....................................... 6,865,000 7,386,347
Special Tax, 2019, 5%, 9/01/44 ....................................... 3,425,000 3,675,414
El Rancho Unified School District , GO , 2004 , NATL Insured , Zero Cpn., 8/01/29 ....
2,400,000 1,924,734
a
Elsinore Valley Municipal Water District ,
Community Facilities District No. 2020-1, Special Tax, 144A, 2021 A, 4%, 9/01/41 .. 1,625,000 1,532,921
Community Facilities District No. 2020-1, Special Tax, 144A, 2021 A, 4%, 9/01/51 .. 2,410,000 2,165,230
Community Facilities District No. 2020-1, Special Tax, 144A, 2021 A, 4.5%, 9/01/51 2,500,000 2,222,067
f,g
FHLMC, Multi-family ML Pass-Through Certificates ,
FRN, 2019-ML06, XCA, 1.096%, 7/25/35 ................................ 136,688,971 10,807,997
a
144A, FRN, 2020-ML07, XCA, 2.132%, 1/25/37 ........................... 122,854,407 20,667,797
Folsom Ranch Financing Authority ,
City of Folsom Community Facilities District No. 19, Special Tax, 2017, 5%, 9/01/47 3,280,000 3,460,003
City of Folsom Community Facilities District No. 19, Special Tax, 2019, 5%, 9/01/49 1,825,000 1,952,350
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/33 530,000 569,258
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/38 850,000 909,837
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/48 1,675,000 1,777,796
City of Folsom Community Facilities District No. 21, Special Tax, 2019, 5%, 9/01/49 2,000,000 2,138,744
City of Folsom Community Facilities District No. 21, Special Tax, 2021, 4%, 9/01/50 300,000 278,793
City of Folsom Community Facilities District No. 23, Special Tax, 2020, 4%, 9/01/40 1,245,000 1,225,819
City of Folsom Community Facilities District No. 23, Special Tax, 2020, 4%, 9/01/45 1,075,000 1,030,162
City of Folsom Community Facilities District No. 23, Special Tax, 2020, 4%, 9/01/50 1,140,000 1,075,181
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/42 .......................... 75,000,000 32,004,937
Revenue, 2013 B-1, Refunding, 3.95%, 1/15/53 ........................... 25,000,000 24,192,553
Revenue, 2013 B-2, Refunding, 3.5%, 1/15/53 ............................ 17,500,000 15,658,538
Revenue, 2015 A, Refunding, Zero Cpn., 1/15/33 .......................... 19,000,000 12,714,276
Revenue, Senior Lien, 2021 A, Refunding, 4%, 1/15/46 ..................... 41,479,000 41,535,258
Fremont Community Facilities District No. 1 ,
Special Tax, 2015, Refunding, 5%, 9/01/40 ............................... 4,655,000 4,844,010
Special Tax, 2015, Refunding, 5%, 9/01/45 ............................... 3,255,000 3,373,606
Golden State Tobacco Securitization Corp. , Revenue , 2015 A , Pre-Refunded , 5% ,
6/01/45 ......................................................... 12,630,000 13,742,125
Hanford Joint Union High School District ,
GO, B, AGMC Insured, Zero Cpn., 8/01/32 ............................... 3,635,000 2,592,257
GO, B, AGMC Insured, Zero Cpn., 8/01/33 ............................... 3,705,000 2,538,429
GO, B, AGMC Insured, Zero Cpn., 8/01/35 ............................... 4,120,000 2,601,130
Hartnell Community College District , GO , 2009 D , Zero Cpn., 8/01/49 ............
10,000,000 3,357,648
Imperial Community College District , GO , 2011 A , Pre-Refunded , AGMC Insured ,
6.75% , 8/01/40 ................................................... 3,500,000 3,989,767
Independent Cities Finance Authority ,
Augusta Communities III LLC, Revenue, 2021, Refunding, 4%, 11/15/56 ........ 8,160,000 6,360,641
COACH of San Diego LLC, Revenue, 2014 A, Refunding, 5.25%, 5/15/44 ....... 2,015,000 2,063,840
COACH of San Diego LLC, Revenue, 2014 A, Refunding, 5.25%, 5/15/49 ....... 4,800,000 4,908,064
Millennium Housing LLC, Revenue, 2021, Refunding, 3%, 5/15/56 ............. 4,000,000 3,048,423
Millennium Housing of California, Revenue, 2019, Refunding, 5%, 5/15/48 ....... 3,000,000 3,181,258
San Juan Mobile Estates, Revenue, 2015, Refunding, 5%, 8/15/45 ............. 5,000,000 5,134,268
San Juan Mobile Estates, Revenue, 2015, Refunding, 5%, 8/15/50 ............. 4,900,000 5,020,261

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Indio Community Facilities District No. 2004-3 , Special Tax , 2015 , Refunding , 5% ,
9/01/35 ......................................................... $ 1,180,000 $ 1,233,608
Inland Valley Development Agency ,
Tax Allocation, 2014 A, Refunding, 5.25%, 9/01/37 ......................... 7,500,000 7,859,657
Tax Allocation, 2014 A, Refunding, 5%, 9/01/44 ........................... 9,000,000 9,395,054
Irvine Unified School District ,
Community Facilities District No. 09-1, Special Tax, 2017 A, 5%, 9/01/42 ........ 700,000 741,338
Community Facilities District No. 09-1, Special Tax, 2017 B, 5%, 9/01/42 ........ 1,000,000 1,059,054
Community Facilities District No. 09-1, Special Tax, 2017 B, 5%, 9/01/51 ........ 2,500,000 2,623,900
Community Facilities District No. 09-1, Special Tax, 2017 C, 5%, 9/01/47 ........ 1,000,000 1,052,450
Community Facilities District No. 09-1, Special Tax, 2017 D, 5%, 9/01/49 ........ 1,000,000 1,050,799
Community Facilities District No. 09-1, Special Tax, 2018 A, Refunding, 5%, 9/01/45 2,000,000 2,113,596
Community Facilities District No. 09-1, Special Tax, 2018 A, Refunding, 5%, 9/01/49 2,000,000 2,106,446
Jurupa Community Services District , Community Facilities District No. 53 , Special Tax ,
2020 A , 4% , 9/01/43 ................................................ 300,000 290,744
Jurupa Public Financing Authority ,
Special Tax, 2014 A, Refunding, 5%, 9/01/42 ............................. 2,220,000 2,343,661
Special Tax, 2015 A, Refunding, 5%, 9/01/43 ............................. 4,000,000 4,282,127
Special Tax, Sub. Lien, 2015 B, Refunding, 5%, 9/01/40 ..................... 4,000,000 4,163,659
Kaweah Delta Health Care District Guild , Revenue , 2015 B , 5% , 6/01/40 ..........
3,250,000 3,395,052
Lake Elsinore Public Financing Authority , City of Lake Elsinore Community Facilities
District No. 2003-2 , Special Tax , 2014 A , Pre-Refunded , 5.75% , 9/01/44 ......... 3,240,000 3,401,556
Lake Tahoe Unified School District , GO , 2012 , Zero Cpn., 8/01/40 ...............
1,140,000 1,138,872
Lammersville Joint Unified School District ,
Community Facilities District No. 2014-1, Special Tax, 2017, 5%, 9/01/47 ........ 4,000,000 4,217,571
Community Facilities District No. 2014-1, Special Tax, 2019, 5%, 9/01/43 ........ 775,000 824,897
Community Facilities District No. 2014-1, Special Tax, 2019, 5%, 9/01/48 ........ 2,500,000 2,651,840
Las Virgenes Unified School District , GO , 2011 C , Zero Cpn., 8/01/33 ............
8,050,000 8,580,842
Lathrop Financing Authority ,
Special Tax, 2013 A, Refunding, 6%, 9/02/28 ............................. 1,010,000 1,040,647
Special Tax, 2013 A, Refunding, 6%, 9/02/29 ............................. 1,070,000 1,101,438
Special Tax, 2013 A, Refunding, 6%, 9/02/30 ............................. 1,075,000 1,105,069
Special Tax, 2013 A, Refunding, 5.5%, 9/02/35 ............................ 3,670,000 3,747,219
Lee Lake Public Financing Authority ,
Special Tax, Junior Lien, 2013 B, 5.25%, 9/01/32 .......................... 1,155,000 1,180,576
Special Tax, Junior Lien, 2013 B, 5.375%, 9/01/35 ......................... 805,000 823,259
Lemon Grove Community Development Agency Successor Agency , Tax Allocation ,
2014 , Refunding , AGMC Insured , 4% , 8/01/34 ............................ 1,000,000 1,040,106
Lemon Grove School District , GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/45 .....
6,500,000 6,476,138
Long Beach Bond Finance Authority , Revenue , 2007 A , 5% , 11/15/29 ............
4,630,000 5,122,384
Los Alamitos Unified School District ,
COP, 2012, Zero Cpn., 8/01/34 ....................................... 1,500,000 1,562,302
COP, 2012, Zero Cpn., 8/01/42 ....................................... 4,500,000 4,638,284
Mendocino-Lake Community College District ,
GO, 2011 B, AGMC Insured, 6.55%, 8/01/36 ............................. 5,150,000 6,661,764
GO, 2011 B, AGMC Insured, Zero Cpn., 8/01/40 ........................... 7,500,000 8,589,380
Menifee Union School District ,
Community Facilities District No. 2011-1, Special Tax, 2018, 5%, 9/01/43 ........ 1,000,000 1,065,021
Community Facilities District No. 2011-1, Special Tax, 2018, 5%, 9/01/48 ........ 1,500,000 1,592,056
Community Facilities District No. 2011-1, Special Tax, 2019, 5%, 9/01/48 ........ 2,900,000 3,099,103
Middle Fork Project Finance Authority ,
Revenue, 2020, Refunding, 5%, 4/01/34 ................................. 1,100,000 1,225,955
Revenue, 2020, Refunding, 5%, 4/01/35 ................................. 1,150,000 1,279,003
Moreno Valley Unified School District ,
Community Facilities District No. 2015-2, Special Tax, 2019, 5%, 9/01/44 ........ 870,000 924,465
Community Facilities District No. 2015-3, Special Tax, 2019, 4.125%, 9/01/48 ..... 1,160,000 1,127,156

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
$ 32,300,000 $ 41,371,426
Norman Y Mineta San Jose International Airport SJC ,
Revenue, 2017 A, Refunding, 5%, 3/01/36 ............................... 2,250,000 2,393,870
Revenue, 2017 A, Refunding, 5%, 3/01/37 ............................... 2,500,000 2,657,199
Revenue, 2017 A, Refunding, BAM Insured, 4%, 3/01/42 .................... 5,000,000 5,028,017
Oak Park Unified School District , GO , 2011 A , 7.1% , 8/01/38 ...................
6,600,000 8,597,723
Oakdale Public Financing Authority , Special Tax , 2015 , Refunding , 5% , 9/01/35 .....
1,270,000 1,328,094
Oakley Public Finance Authority ,
City of Oakley Assessment District No. 2004-1, Special Assessment, 2012, Pre-
Refunded, 5.3%, 9/02/34 .......................................... 995,000 1,005,173
City of Oakley Assessment District No. 2006-1, Special Assessment, 2014,
Refunding, BAM Insured, 5%, 9/02/36 ................................. 1,500,000 1,591,433
Orange County Community Facilities District ,
County of Orange Community Facilities District No. 2015-1, Special Tax, 2015 A, 5%,
8/15/34 ........................................................ 1,495,000 1,566,213
County of Orange Community Facilities District No. 2015-1, Special Tax, 2015 A,
5.25%, 8/15/45 .................................................. 4,880,000 5,097,983
County of Orange Community Facilities District No. 2017-1, Special Tax, 2018 A, 5%,
8/15/42 ........................................................ 6,230,000 6,671,840
County of Orange Community Facilities District No. 2017-1, Special Tax, 2018 A, 5%,
8/15/47 ........................................................ 10,000,000 10,637,598
Palomar Health ,
Palomar Health Obligated Group, COP, 4%, 11/01/38 ....................... 5,000,000 5,006,411
Palomar Health Obligated Group, COP, 4%, 11/01/47 ....................... 6,000,000 5,892,463
Palomar Health Obligated Group, Revenue, 2016, Refunding, 5%, 11/01/36 ...... 6,250,000 6,594,430
Palomar Health Obligated Group, Revenue, 2017, Refunding, 5%, 11/01/42 ...... 5,000,000 5,286,299
Paso Robles Joint Unified School District , GO , 2010 A , Zero Cpn., 9/01/45 ........
15,000,000 5,628,282
Perris Community Facilities District , City of Perris Community Facilities District No.
2001-2 , Special Tax , 2014 A , Refunding , 5.25% , 9/01/32 .................... 4,500,000 4,600,199
Perris Joint Powers Authority ,
Community Facilities District No. 2001-1, Special Tax, 2014 A, Refunding, 5.375%,
9/01/33 ........................................................ 1,940,000 1,984,894
Community Facilities District No. 2001-1, Special Tax, 2014 E, Refunding, 4.25%,
9/01/38 ........................................................ 4,145,000 4,165,703
Community Facilities District No. 2002-1, Special Tax, 2013 B, Refunding, 5.25%,
9/01/33 ........................................................ 3,745,000 3,826,463
Community Facilities District No. 2014-1, Special Tax, 2018 A, 4%, 9/01/48 ...... 2,530,000 2,408,932
Poway Redevelopment Agency Successor Agency , Tax Allocation , A , Refunding ,
5% , 12/15/30 ..................................................... 3,500,000 4,128,442
Poway Unified School District , Community Facilities District No. 15 , Special Tax , 2016 ,
5% , 9/01/46 ...................................................... 2,000,000 2,091,543
Redondo Beach Unified School District , GO , 2011 E , Zero Cpn., 8/01/31 ..........
2,750,000 3,367,898
Richland School District , GO , 2009 C , AGMC Insured , Zero Cpn., 8/01/49 .........
22,000,000 6,480,846
Rio Hondo Community College District , GO , 2010 C , Zero Cpn., 8/01/42 ..........
13,000,000 15,811,795
Rio Vista Community Facilities District ,
City of Rio Vista Community Facilities District No. 2018-1, Special Tax, 2018,
Refunding, 5%, 9/01/33 ............................................ 1,625,000 1,745,365
City of Rio Vista Community Facilities District No. 2018-1, Special Tax, 2018,
Refunding, 5%, 9/01/38 ............................................ 1,000,000 1,070,397
City of Rio Vista Community Facilities District No. 2018-1, Special Tax, 2018,
Refunding, 5%, 9/01/48 ............................................ 1,190,000 1,263,031
River Islands Public Financing Authority ,
Community Facilities District No. 2019-1, Special Tax, 2021, Refunding, 2.75%,
9/01/40 ........................................................ 2,080,000 1,643,358
Community Facilities District No. 2019-1, Special Tax, 2021, Refunding, 4%, 9/01/45 4,405,000 4,165,386
Community Facilities District No. 2019-1, Special Tax, 2021, Refunding, 4%, 9/01/51 3,255,000 3,029,689
Community Facilities District No. 2021-1, Special Tax, 2021, 2.625%, 9/01/34 ..... 860,000 720,197

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
River Islands Public Financing Authority, (continued)
Community Facilities District No. 2021-1, Special Tax, 2021, 2.625%, 9/01/35 ..... $ 925,000 $ 755,527
Community Facilities District No. 2021-1, Special Tax, 2021, 4%, 9/01/41 ........ 1,250,000 1,199,405
Community Facilities District No. 2021-1, Special Tax, 2021, 4%, 9/01/46 ........ 1,500,000 1,410,859
Community Facilities District No. 2021-1, Special Tax, 2021, 4%, 9/01/51 ........ 1,355,000 1,261,207
Riverbank Unified School District ,
GO, 2008 B, AGMC Insured, Zero Cpn., 8/01/38 ........................... 6,690,000 3,580,007
GO, 2008 B, AGMC Insured, Zero Cpn., 8/01/43 ........................... 8,750,000 3,705,019
Riverside County Community Facilities Districts , County of Riverside Community
Facilities District No. 03-1 , Special Tax , 2014 , Refunding , 5% , 9/01/30 .......... 1,500,000 1,554,922
Riverside County Transportation Commission , Revenue, Senior Lien , 2013 B , Zero
Cpn., 6/01/43 ..................................................... 7,500,000 2,927,462
Riverside Public Financing Authority , Loc Measure A Sales Tax , COP , 2013 , AGMC
Insured , 5% , 6/01/33 ............................................... 4,280,000 4,409,252
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2017 A , BAM Insured , 5% , 9/01/41 ..................................... 3,000,000 3,238,554
Romoland School District ,
Community Facilities District No. 2004-1, Special Tax, 2013, 5%, 9/01/36 ........ 1,500,000 1,526,717
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/35 4,690,000 4,892,813
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/38 3,000,000 3,122,527
Community Facilities District No. 2006-1, Special Tax, 2017, Refunding, 5%, 9/01/44 1,120,000 1,183,495
Community Facilities District No. 91-1, Special Tax, 2017, Refunding, 5%, 9/01/41 . 1,265,000 1,342,634
Rowland Unified School District ,
GO, 2009 B, Zero Cpn., 8/01/34 ....................................... 5,000,000 3,096,584
GO, 2009 B, Zero Cpn., 8/01/39 ....................................... 15,000,000 7,519,184
GO, 2009 B, Zero Cpn., 8/01/42 ....................................... 10,750,000 4,944,861
Sacramento Area Flood Control Agency , Natomas Basin Local Assessment District ,
Special Assessment , 2014 , BAM Insured , 5% , 10/01/44 ..................... 2,000,000 2,110,334
San Bernardino Community College District ,
GO, 2008 D, Pre-Refunded, 5%, 8/01/45 ................................ 2,755,000 3,005,326
GO, 2008 D, Pre-Refunded, 5%, 8/01/48 ................................ 3,760,000 4,101,642
GO, 2009 B, Zero Cpn., 8/01/44 ....................................... 12,495,000 5,249,997
San Diego Unified School District ,
GO, 2009-1, Pre-Refunded, 6%, 7/01/33 ................................ 10,000,000 10,837,215
GO, 2010 C, Zero Cpn., 7/01/47 ....................................... 26,025,000 23,405,555
GO, 2012 E, Zero Cpn., 7/01/42 ....................................... 6,940,000 5,239,588
GO, 2012 E, Zero Cpn., 7/01/47 ....................................... 13,500,000 10,265,024
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, 2019 A, Refunding, 5%, 5/01/37 ............................... 5,535,000 6,059,341
Revenue, 2019 A, Refunding, 5%, 5/01/44 ............................... 35,000,000 37,825,512
Revenue, 2019 A, Refunding, 5%, 5/01/49 ............................... 10,000,000 10,774,814
Revenue, Second Series, 2018 D, 5%, 5/01/43 ........................... 10,000,000 10,738,921
San Francisco City & County Redevelopment Agency Successor Agency ,
a
Tax Allocation, 144A, 2016 D, Zero Cpn., 8/01/23 .......................... 2,000,000 1,909,463
a
Tax Allocation, 144A, 2016 D, Zero Cpn., 8/01/26 .......................... 3,000,000 2,481,227
a
Tax Allocation, 144A, 2016 D, Zero Cpn., 8/01/31 .......................... 6,000,000 3,883,708
a
Tax Allocation, 144A, 2016 D, Zero Cpn., 8/01/43 .......................... 16,500,000 5,880,347
Community Facilities District No. 6, Special Tax, 2013 C, Zero Cpn., 8/01/43 ...... 10,000,000 2,919,884
Mission Bay South Redevelopment Area Tax Increment Financing District, Tax
Allocation, 2014 A, 5%, 8/01/43 ...................................... 2,500,000 2,631,798
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn., 1/15/26 ............... 19,475,000 17,462,839
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn., 1/15/32 ............... 50,225,000 34,554,308
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/28 ........................... 19,150,000 16,736,839
Revenue, Junior Lien, 2014 B, Refunding, 5.25%, 1/15/44 ................... 35,000,000 36,388,114
Revenue, Junior Lien, 2014 B, Refunding, 5.25%, 1/15/49 ................... 75,000,000 77,800,980

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Santa Barbara Unified School District , GO , 2011 A , Zero Cpn., 8/01/36 ...........
$ 8,000,000 $ 9,995,434
Santa Margarita Water District ,
Community Facilities District No. 2013-1, Special Tax, 2013, 5.625%, 9/01/36 ..... 2,875,000 2,948,282
Community Facilities District No. 2013-1, Special Tax, 2013, 5.625%, 9/01/43 ..... 9,600,000 9,818,961
Santa Paula Utility Authority , Revenue , 2015 A , Pre-Refunded , 5% , 2/01/40 ........
5,105,000 5,509,207
Saugus Union School District , Community Facilities District No. 2006-1 , Special Tax,
Senior Lien , 2014 , 4.25% , 9/01/44 ..................................... 2,500,000 2,508,533
Saugus/Hart School Facilities Financing Authority ,
Community Facilities District No. 2006-1, Special Tax, 2016, Refunding, 5%, 9/01/41 1,250,000 1,307,141
Community Facilities District No. 2006-1, Special Tax, 2016, Refunding, 5%, 9/01/46 1,250,000 1,300,938
Saugus-Castaic School Facilities Financing Authority ,
Community Facilities District No. 2006-1C, Special Tax, 2013, 5.875%, 9/01/33 ... 1,365,000 1,404,842
Community Facilities District No. 2006-1C, Special Tax, 2013, 6%, 9/01/43 ....... 3,375,000 3,469,330
Siskiyou Union High School District , GO , 2009 B , AGMC Insured , Zero Cpn., 8/01/49
15,015,000 4,277,682
St. Helena Unified School District , GO , 2011 B , Zero Cpn., 6/01/36 ..............
10,000,000 11,510,632
Stockton Community Facilities District ,
County of Stockton Community Facilities District No. 2018-2, Special Tax, 2020, 4%,
9/01/40 ........................................................ 1,580,000 1,541,784
County of Stockton Community Facilities District No. 2018-2, Special Tax, 2020, 4%,
9/01/45 ........................................................ 1,115,000 1,060,604
County of Stockton Community Facilities District No. 2018-2, Special Tax, 2020, 4%,
9/01/50 ........................................................ 1,565,000 1,471,167
Sulphur Springs Union School District ,
Community Facilities District No. 2006-1, Special Tax, 2018, 5%, 9/01/43 ........ 1,410,000 1,485,816
Community Facilities District No. 2006-1, Special Tax, 2018, 5%, 9/01/47 ........ 1,820,000 1,914,485
Susanville School District , GO , 2010 , AGMC Insured , Zero Cpn., 8/01/49 .........
17,505,000 5,141,948
Tobacco Securitization Authority of Northern California , Sacramento County Tobacco
Securitization Corp. , Revenue, Senior Lien , 2021 B-2 , 2 , Refunding , Zero Cpn.,
6/01/60 ......................................................... 24,900,000 4,624,543
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp., Revenue, 2006 B, Zero Cpn.,
6/01/46 ........................................................ 10,000,000 1,938,981
San Diego County Tobacco Asset Securitization Corp., Revenue, 2006 C, Zero Cpn.,
6/01/46 ........................................................ 25,000,000 3,952,767
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 B-1,
Refunding, 5%, 6/01/48 ............................................ 11,490,000 11,727,516
Torrance Unified School District , GO , 2009 B-1 , Zero Cpn., 8/01/34 ..............
5,640,000 3,283,917
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2018, 5%,
9/01/33 ........................................................ 1,610,000 1,726,664
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2018, 5%,
9/01/38 ........................................................ 2,385,000 2,549,840
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2018, 5%,
9/01/43 ........................................................ 5,750,000 6,101,925
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2018, 5%,
9/01/48 ........................................................ 6,240,000 6,597,183
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2019, 5%,
9/01/44 ........................................................ 2,600,000 2,741,290
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2020, 4%,
9/01/45 ........................................................ 2,280,000 2,178,430
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2020, 4%,
9/01/50 ........................................................ 2,000,000 1,876,998
City of Tracy Community Facilities District No. 2016-02, Special Tax, 2019, 5%,
9/01/44 ........................................................ 1,500,000 1,601,686

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Transbay Joint Powers Authority , Transbay Redevelopment Project Tax Increment Re-
Development Project , Tax Allocation , 2020 B , 5% , 10/01/38 .................. $ 550,000 $ 605,545
Truckee-Donner Public Utility District ,
Community Facilities District No. 04-1, Special Tax, 2004, 5.75%, 9/01/29 ........ 2,945,000 2,799,037
Community Facilities District No. 04-1, Special Tax, 2004, 5.8%, 9/01/35 ........ 4,475,000 4,154,080
Community Facilities District No. 04-1, Special Tax, 2005, 5.2%, 9/01/25 ........ 2,490,000 2,394,932
Community Facilities District No. 04-1, Special Tax, 2005, 5.25%, 9/01/30 ........ 4,990,000 4,560,314
Tustin Community Facilities District ,
City of Tustin Community Facilities District No. 06-1, Special Tax, 2015 A, Refunding,
5%, 9/01/37 .................................................... 1,000,000 1,054,169
City of Tustin Community Facilities District No. 07-1, Special Tax, 2015 A, Refunding,
5%, 9/01/37 .................................................... 2,330,000 2,434,977
City of Tustin Community Facilities District No. 14-1, Special Tax, 2015 A, 5%,
9/01/40 ........................................................ 750,000 780,686
City of Tustin Community Facilities District No. 14-1, Special Tax, 2015 A, 5%,
9/01/45 ........................................................ 1,000,000 1,036,748
Upland Community Facilities District , City of Upland Community Facilities District No.
2015-1 , Special Tax , 2019 A , 4% , 9/01/49 ................................ 550,000 522,091
Val Verde Unified School District ,
Special Tax, 2015, Refunding, 5%, 9/01/29 ............................... 3,200,000 3,357,931
Special Tax, 2015, Refunding, 5%, 9/01/37 ............................... 2,000,000 2,071,564
Vallejo Redevelopment Agency , Tax Allocation , 2001 A , 7% , 10/01/31 ............
2,390,000 2,397,105
Victor Elementary School District ,
GO, 2015 B, 5%, 8/01/42 ............................................ 5,455,000 5,781,985
Community Facilities District No. 2005-1, Special Tax, 2018, Refunding, BAM
Insured, 5%, 9/01/46 .............................................. 1,385,000 1,514,083
Victor Valley Community College District , GO , 2008 C , Zero Cpn., 6/01/49 .........
11,940,000 3,919,590
Washington Township Health Care District ,
Revenue, 2017 B, Refunding, 4%, 7/01/35 ............................... 2,000,000 2,001,497
Revenue, 2017 B, Refunding, 4%, 7/01/36 ............................... 1,900,000 1,901,681
Westside Union School District ,
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/46 ........ 360,000 342,735
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/51 ........ 500,000 470,078
2,536,501,113
Florida 0.3%
a,d
Florida Development Finance Corp. , Brightline Trains Florida LLC , Revenue , 144A,
2021 A-1 , Mandatory Put , 6.75% , 8/15/23 ................................ 8,750,000 8,701,383
Virgin Islands 0.2%
Matching Fund Special Purpose Securitization Corp. , United States Virgin Islands
Federal Excise Tax , Revenue , 2022 A , Refunding , 5% , 10/01/39 ............... 5,500,000 5,600,529
Wisconsin 0.2%
a
Public Finance Authority , Affordable Housing Corp. Obligated Group , Revenue , 144A,
2021 , 5.25% , 12/01/22 .............................................. 6,300,000 6,259,471
U.S. Territories 7.1%
Guam 1.0%
Guam Government Waterworks Authority ,
Revenue, 2014 A, Refunding, 5%, 7/01/35 ............................... 1,000,000 1,039,962
Revenue, 2016, 5%, 7/01/36 ......................................... 3,550,000 3,809,399
Revenue, 2016, 5%, 1/01/46 ......................................... 5,250,000 5,596,096
Revenue, 2017, Refunding, 5%, 7/01/36 ................................. 3,455,000 3,747,766
Revenue, 2017, Refunding, 5%, 7/01/37 ................................. 3,000,000 3,253,066
Guam Power Authority , Revenue , 2017 A , Refunding , 5% , 10/01/40 ..............
4,750,000 5,008,268
Territory of Guam ,
Revenue, 2021 F, Refunding, 4%, 1/01/36 ............................... 250,000 236,385

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Guam (continued)
Territory of Guam, (continued)
Revenue, 2021 F, Refunding, 4%, 1/01/42 ............................... $ 3,125,000 $ 2,847,433
Hotel Occupancy Tax, Revenue, 2021 A, Refunding, 5%, 11/01/40 ............. 3,000,000 3,131,309
28,669,684
Pacific Islands 0.1%
Northern Mariana Island Ports Authority , Revenue , 1998 A , 6.6% , 3/15/28 .........
3,885,000 3,825,225
Puerto Rico 6.0%
Commonwealth of Puerto Rico ,
g
GO, FRN, Zero Cpn., 11/01/43 ........................................ 3,663,920 1,900,659
GO, 2022 A-1, 5.25%, 7/01/23 ........................................ 819,542 830,520
GO, 2022 A-1, 5.375%, 7/01/25 ....................................... 817,244 860,623
GO, 2022 A-1, 5.625%, 7/01/27 ....................................... 809,842 884,475
GO, 2022 A-1, 5.625%, 7/01/29 ....................................... 796,704 881,563
GO, 2022 A-1, 5.75%, 7/01/31 ........................................ 773,832 876,699
GO, 2022 A-1, 4%, 7/01/33 .......................................... 733,796 719,604
GO, 2022 A-1, 4%, 7/01/35 .......................................... 659,584 638,000
GO, 2022 A-1, 4%, 7/01/37 .......................................... 566,098 547,562
GO, 2022 A-1, 4%, 7/01/41 .......................................... 769,676 731,135
GO, 2022 A-1, 4%, 7/01/46 .......................................... 16,300,453 15,250,252
GO, 2022 A-1, Zero Cpn., 7/01/24 ..................................... 377,464 347,091
GO, 2022 A-1, Zero Cpn., 7/01/33 ..................................... 944,324 560,456
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
22,293,814 19,897,229
e
Puerto Rico Electric Power Authority ,
Revenue, 2012 A RSA-1 2012 A, 5%, 7/01/29 ............................. 10,000,000 9,300,000
Revenue, 2012 A RSA-1 2013 A, 7%, 7/01/33 ............................. 25,000,000 24,249,990
Revenue, 2013 A RSA-1, 6.75%, 7/01/36 ................................ 11,735,000 11,353,609
Revenue, 2013 A RSA-1, 7%, 7/01/43 .................................. 5,000,000 4,849,998
Revenue, A-4-RSA-1 2016 A-4, 10%, 7/01/19 ............................. 1,601,766 1,589,753
Revenue, B-2-RSA-1 2016 B-4, 10%, 7/01/19 ............................ 1,601,765 1,589,752
Revenue, E-1-RSA-1, 10%, 1/01/21 .................................... 1,768,493 1,755,229
Revenue, E-2-RSA-1, 10%, 7/01/21 .................................... 1,768,493 1,755,229
Revenue, E-3-RSA-1, 10%, 1/01/22 .................................... 600,000 595,500
Revenue, E-4-RSA-1, 10%, 7/01/22 .................................... 600,000 602,250
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AMBAC Insured, 5.25%, 7/01/30 ............... 245,000 250,813
Revenue, 2007 N, Refunding, AMBAC Insured, 5.25%, 7/01/31 ............... 1,170,000 1,196,946
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 330,000 350,882
Revenue, L, Refunding, AMBAC Insured, 5.25%, 7/01/38 .................... 5,030,000 5,154,292
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 3,300,000 3,502,775
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 4,500,000 4,663,865
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.55%, 7/01/40 ................................ 100,000 101,295
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 19,195,000 19,312,124
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 11,850,000 12,077,705
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/51 ............................. 67,945,000 15,012,692
Sales Tax, Revenue, A-2, 4.329%, 7/01/40 ............................... 11,463,000 11,477,315
175,667,882
Total U.S. Territories .................................................................... 208,162,791
Total Municipal Bonds (Cost $2,725,430,086) ...................................
2,765,225,287
Total Long Term Investments (Cost $2,779,895,086) .............................
2,818,128,593
a
a a a a

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 22 .
Short Term Investments 1.8%
a a
Principal
Amount
a
Value
Municipal Bonds 1.8%
California 1.8%
h
Santa Clara Valley Transportation Authority ,
2000 Measure A Sales Tax, Revenue, 2008 A, Refunding, LOC TD Bank NA, Daily
VRDN and Put, 0.7%, 4/01/36 ....................................... $ 32,100,000 $ 32,100,000
2000 Measure A Sales Tax, Revenue, 2008 D, Refunding, LOC TD Bank NA, Daily
VRDN and Put, 0.55%, 4/01/36 ...................................... 3,000,000 3,000,000
h
Southern California Public Power Authority , Revenue , 2020-3 , Refunding , LOC US
Bank NA , Daily VRDN and Put , 0.62% , 7/01/36 ........................... 15,800,000 15,800,000
h
University of California , Revenue , 2013 AL-1 , Daily VRDN and Put , 0.5% , 5/15/48 ...
2,500,000 2,500,000
53,400,000
Total Municipal Bonds (Cost $53,400,000) ......................................
53,400,000
Total Short Term Investments (Cost $53,400,000 ) ................................
53,400,000
a
Total Investments (Cost $2,833,295,086) 98.3% ..................................
$2,871,528,593
Other Assets, less Liabilities 1.7% .............................................
47,959,072
Net Assets 100.0% ...........................................................
$2,919,487,665
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2022, the aggregate value of these securities was $611,717,232, representing 21.0% of net assets.
b
Fair valued using significant unobservable inputs. See Note 3 regarding fair value measurements.
c
Security purchased on a when-issued basis.
d
The maturity date shown represents the mandatory put date.
e
Defaulted security or security for which income has been deemed uncollectible.
f
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
g
The coupon rate shown represents the rate at period end.
h
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Municipal Securities Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Franklin Municipal Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin California High Yield Municipal Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
 A summary of inputs used as of May 31, 2022, in valuing the Fund's assets carried at fair value, is as follows:

Franklin Municipal Securities Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin California High Yield Municipal Fund
Assets:
Investments in Securities:
Corporate Bonds :
Commercial Services & Supplies ........... $ — $ 6,599,048 $ 2,879,258 $ 9,478,306
Diversified Consumer Services ............ — 43,425,000 — 43,425,000
Municipal Bonds ......................... — 2,765,225,287 — 2,765,225,287
Short Term Investments ................... — 53,400,000 — 53,400,000
Total Investments in Securities ........... $— $2,868,649,335 $2,879,258 $2,871,528,593
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FRN
Floating Rate Note
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
3. Fair Value Measurements
(continued)
For additional information on the Fund ’ s significant accounting policies, please refer to the Fund ’ s most recent semiannual or annual shareholder report.